General Information (Details)			12 Months Ended
	Mar. 07, 2024 CNY (¥)	Dec. 27, 2023 CNY (¥)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 USD ($)	Mar. 12, 2021 $ / shares	Sep. 30, 2011 CNY (¥)	Mar. 24, 2011 CNY (¥)	Mar. 16, 2011 CNY (¥)	Jan. 27, 2011 $ / shares shares	Dec. 31, 2010 shares	Nov. 25, 2010 USD ($)	Nov. 25, 2010 HKD ($) $ / shares	Jul. 08, 2008 USD ($) $ / shares shares	Mar. 28, 2006 USD ($) $ / shares shares	Nov. 17, 2005 CNY (¥)	Sep. 21, 2005 HKD ($) $ / shares shares
General Information [Line Items]
Par value per share | $ / shares						$ 0.0001
Registered capital amount | $			$ 143		$ 899
Hongri [Member]
General Information [Line Items]
Common unit issuance of authorized value | $														$ 50,000
Number of shares authorized | shares														50,000
Par value per share | $ / shares										$ 77				$ 1
Number of shares issued | shares											10,000
Issued on additional shares | shares										10,000
France Cock [Member]
General Information [Line Items]
Common unit issuance of authorized value | $																	$ 10,000
Number of shares authorized | shares																	10,000
Par value per share | $ / shares																	$ 1
Roller Rome [Member]
General Information [Line Items]
Common unit issuance of authorized value | $															$ 50,000
Number of shares authorized | shares															50,000
Par value per share | $ / shares															$ 1
Vast Billion [Member]
General Information [Line Items]
Common unit issuance of authorized value												$ 10,000	$ 10,000
Par value per share | $ / shares													$ 1
Hongri Fujian [Member]
General Information [Line Items]
Increased registered capital | ¥																¥ 5,000,000
Paid up capital | ¥							¥ 39,551,860
Anhui Kai Xin [Member]
General Information [Line Items]
Increased registered capital | ¥									¥ 1,000,000
Hefei Aitong [Member]
General Information [Line Items]
Registered capital amount | ¥		¥ 1,000,000
Baofu Technology [Member]
General Information [Line Items]
Registered capital amount | ¥	¥ 60,000,000
Registered capital owned percentage	100.00%
Minimum [Member] | Hongri Fujian [Member]
General Information [Line Items]
Increased registered capital | ¥								¥ 70,000,000
Maximum [Member] | Hongri Fujian [Member]
General Information [Line Items]
Increased registered capital | ¥								¥ 75,000,000
France Cock [Member]
General Information [Line Items]
Incorporated date			Sep. 21, 2005
Vast Billion [Member]
General Information [Line Items]
Incorporated date			Nov. 25, 2010
Flower Crown Holding [Member]
General Information [Line Items]
Par value per share | $ / shares			$ 1
Number of shares issued | shares			50,000	50,000
Incorporated date			Aug. 07, 2020
Outstanding shares | shares			50,000	50,000
Flower Crown (China) Holding Group Co., Limited [Member]
General Information [Line Items]
Par value per share | $ / shares			$ 1
Number of shares issued | shares			10,000	10,000
Incorporated date			May 24, 2018
Outstanding shares | shares			10,000	10,000
Jin Xuan (Hainan) Holding Co., Ltd [Member]
General Information [Line Items]
Registered capital amount | $			$ 30,000,000
Registered capital owned percentage			100.00%
Jin Xuan Luxury Tourism (Hainan) Digital Technology Co., Ltd [Member]
General Information [Line Items]
Incorporated date			Aug. 04, 2016
Registered capital amount | ¥				¥ 20,000,000
Registered capital owned percentage			100.00%
Beijing Heyang International Travel Service Co., Ltd [Member]
General Information [Line Items]
Registered capital amount | ¥				¥ 5,000,000
Registered capital owned percentage			100.00%
Hefei Aitong Culture Tourism Development Co., Ltd [Member]
General Information [Line Items]
Incorporated date			Dec. 27, 2023
Hefei Aitong [Member]
General Information [Line Items]
Registered capital owned percentage		51.00%
Billion Place Limited Hong Kong [Member]
General Information [Line Items]
Incorporated date			Mar. 13, 2023
Hainan Si Quan Run Hang International travel agency Co., Ltd [Member]
General Information [Line Items]
Incorporated date			Aug. 09, 2023
Hefei Si Quan Run Hang International travel agency Co., Ltd [Member]
General Information [Line Items]
Incorporated date			May 31, 2024
Tianjin Baoliting Intelligence Technology Co., Ltd [Member]
General Information [Line Items]
Incorporated date			Aug. 11, 2023
Hefei Haohai International Travel Agency Co., Ltd. [Member]
General Information [Line Items]
Incorporated date			Jan. 20, 2025